SNAP ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the final allocation of the fair value of assets acquired and liabilities assumed based on the exchange rate at the acquisition date (1.33 NZD to 1.00 USD):

Consideration:
Fair value of consideration transferred (2degrees stock)	$13,832
Cash consideration transferred	7,624

Total consideration transferred	$21,456

Identifiable assets acquired and liabilities assumed:
Current assets	$3,622
Property and equipment	3,874
Identifiable intangible assets and internally developed software	18,569
Other non-current assets	1,284
Current liabilities	(6,036)
Current portion of long-term debt	(976)
Deferred tax liability—long-term	(5,077)
Capital leases	(3,272)
Other non-current liabilities	(560)

Total assets acquired net of liabilities assumed	11,428
Goodwill	10,028

$21,456

Acquired Identifiable Assets and Estimated Useful Life in Years

Acquired identifiable assets and their estimated useful life in years are as follows:

Identifiable Intangible Assets and Internally		Estimated Useful
Developed Software	Purchase Price	Life in Years
Subscriber relationships	$14,058	7
Internally developed software	3,834	3
Tradename	677	2

	$18,569

Summarized Financial Information Included In Consolidated Statements of Operations and Comprehensive Loss

The following table shows the summarized financial information included in our Consolidated Statements of Operations and Comprehensive Loss for the year ended December 31, 2015 resulting from the acquisition of Snap from and after May 1, 2015:

December 31, 2015
Wireline service revenues	$19,357
Operating expenses	26,076
Net loss	(4,950)

Supplemental Information on an Unaudited Pro Forma Basis	Supplemental information on an unaudited pro forma basis is as follows:

Fiscal Year 2015
Total revenues	$688,603
Loss from continuing operations, net of tax	(41,264)